income taxes - Expense composition (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Current income tax expense
For the current reporting period	$ 603	$ 492
Adjustments recognized in the current period for income taxes of prior periods	(107)	(37)
Pillar Two global minimum tax	1	2
Total	497	457
Deferred income tax expense
Arising from the origination and reversal of temporary differences	(151)	(170)
Adjustments recognized in the current period for income taxes of prior periods	79	3
Total	(72)	(167)
Income tax expense per Consolidated statements of income and other comprehensive income	$ 425	$ 290